Segmentation of key figures (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Profit sharing income	$ 921	$ 873	$ 835
Royalty income	52	109	300
Milestone income	148	155	50
Other	162	114	54
Other revenues	1,283	1,251	1,239
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	921	873	835
Royalty income	28	74	107
Milestone income	145	127	39
Other	155	105	37
Other revenues	1,249	1,179	1,018
Sandoz
Disclosure of operating segments [line items]
Royalty income	18	24	25
Milestone income	3	28	11
Other	7	9	17
Other revenues	28	61	53
Corporate
Disclosure of operating segments [line items]
Royalty income	6	11	168
Other revenues	$ 6	$ 11	$ 168